Subsequent events	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent events

18.Subsequent events:

On January 13, 2023, Neptune announced that it has closed on a senior secured notes financing (such notes, the “Notes”) for gross proceeds of $4,000,000 with CCUR Holdings, Inc. and Symbolic Logic, Inc. (collectively, the “Noteholders”). The Notes will mature 12 months from the initial closing and bear interest at a rate of 16.5% per annum. The notes are secured by the assets of Neptune excluding the assets of Sprout. Interest will be payable in kind on the first 6 monthly payment dates after the initial closing date and thereafter will be payable in cash. Pursuant to the terms of the Notes, the Company also issued to the Noteholders warrants to purchase an aggregate of 850,000 shares of Neptune common stock, with each warrant exercisable for 5 years following the initial issuance at a price of $0.53 per common share. Subject to certain conditions, a prepayment of up to $2,000,000 was required no later than March 31, 2023. On March 9, 2023, the Company entered into a Waiver and First Amendment to the Notes (the “Waiver Agreement”). The Waiver Agreement waives certain administrative, regulatory and financial statement related covenants as further described in the Waiver Agreement as required by the terms of the Notes. The lender has the right to demand immediate repayment in the event of default. Furthermore, in connection with the Waiver Agreement, the Notes were amended to provide that the Purchasers shall be paid an exit fee in the aggregate amount of $200,000, payable as follows: (i) on or prior to May 15, 2023, $100,000 and (ii) on the Maturity Date (as defined in the Note Purchase Agreement), $100,000 and the interest rate was increased to 24% for a period extending until the Company meets specified criteria in the Waiver Agreement. In addition, the mandatory prepayment of $2,000,000 previously due March 31, 2023 was extended to be due no later than May 15, 2023.

On January 25, 2023, Neptune announced that its organic baby food brand subsidiary, Sprout Organics, has entered into an accounts receivable factoring facility with Alterna Capital Solutions, LLC (“Alterna”). The maximum available is $5 million. The terms of the agreement include a Funds Usage Fee of prime plus 1% with a minimum interest rate of 8% per annum. Alterna was granted a security interest in Sprout’s accounts receivable. The agreement will remain in effect for a 12-month period, effective January 23, 2023, and will be automatically renewed. Neptune provided a commercial guaranty in connection with this agreement.

On March 10, 2023, Sprout entered into an additional $300,000 secured promissory note, on the same terms as the secured promissory notes issued to MSEC described in these notes of the financial statements. In connection with the Secured Promissory Note, Neptune issued a warrant to purchase up to 111,111 common shares at an exercise price of $0.54. The warrant expires March 10, 2028.

On April 17, 2023, the Company entered into an agreement with the representative of the minority stockholders of Sprout that provides that the purchase price for the Call Option to purchase the remaining 49.9% of outstanding equity interests of Sprout, if the option is exercised prior to June 15, 2023, would be $13.0 million, consisting of at least $10.5 million in cash with the remainder payable in Common Shares.

Effective April 18, 2023, Sprout and MSEC amended the MSEC promissory note, providing that the maturity date was extended to December 31, 2024, and that the note will bear interest at the rate of 15.0% per annum through and including December 31, 2023, payable in kind, and 10.0% per annum, payable in kind, and 5.0% per annum payable in cash, from and after January 1, 2024. The foregoing amendment did not amend the terms of the other notes payable by Sprout.

25.Subsequent events:

On June 8, 2022, Neptune announced that the launch of a new Consumer Packaged Goods (“CPG”) focused strategic plan to reduce costs, improve the Corporation’s path to profitability and enhance current shareholder value. This plan builds on the Corporation’s initial strategic review that took place in fall of 2021 and focuses on two primary actions: (1) planned accelerated divestiture of the Canadian cannabis business and (2) a realignment of focus and operational resources toward increasing the value of Neptune’s consumer products business. With the planned divestiture of its cannabis business, Neptune is renewing its focus on the core brands – Sprout Organics and Biodroga Solutions.

On June 9, 2022, Neptune announced the completion of the Corporation’s proposed consolidation of its common shares (the “Common Shares”) on the basis of one (1) post-consolidation Common Share for every thirty-five (35) pre-consolidation Common Shares (the “Share Consolidation”). The post-Share Consolidation Common Shares commenced trading on the Nasdaq and the TSX at the market open on June 13, 2022. The Share Consolidation reduced the number of Common Shares issued and outstanding from approximately 198 million Common Shares to approximately 5.7 million Common Shares as at June 13, 2022.

On June 23, 2022, Neptune closed agreements with several institutional investors for the purchase and sale of an aggregate of 1,300,000 common shares of the Corporation, 645,526 pre-funded warrants and accompanying series of warrants to purchase up to an aggregate of 2,591,052 common shares warrants, at an offering price of $2.57 per share and accompanying warrants in a registered direct offering priced at-the-market under Nasdaq rules. Each series of warrants have an exercise price of $2.32 per share and are immediately exercisable upon issuance. One series of warrants will expire two years following the date of issuance and one series of warrants will expire five years following the date of issuance. The gross proceeds from the offering are $5 million, prior to deducting placement agent’s fees and other offering expenses payable by Neptune. The Pre-funded warrants were fully exercised on June 24, 2022 for $64.55.

(b)	(Unaudited)

On July 13, 2022, Neptune announced that Sprout has entered into an amendment of each of its existing Promissory notes. In connection with this amendment, investment funds managed by MSEC have financed an additional $3 million in Promissory notes to Sprout. The maturity date of the note facility of February 1, 2024 is consistent with the maturity date of the existing Promissory notes with MSEC and Neptune. The $13.0 million of amended Promissory notes are secured, have a 10% interest rate per annum, increasing by 1% per annum every three months during the term of the Promissory notes. The interest will be compounded and added to the principal amount on a quarterly basis. The amended Promissory notes may be converted, in whole or in part, at any time upon the mutual consent of Sprout, the Corporation and MSEC, into common shares of the Corporation. MSEC was issued 372,670 common shares of Neptune, of an approximate value of $570,000, in connection with this financing.

On October 11, 2022, the Corporation closed a registered direct offering of 3,208,557 common shares and 6,417,114 warrants in a concurrent private placement. The Corporation received gross proceeds of approximately $6.0 million in connection with the offering, before deducting placement agent fees and related offering expenses. The net proceeds to the Corporation from the offering, after deducting the placement agent fees and expenses, and the Corporation’s offering expenses were approximately $5.15 million.

On October 17, 2022, the Corporation announced that it had entered into a binding agreement for the sale of its Canadian cannabis business, including the Sherbrooke building, for $3.8 million (C$5.15 million) to be paid to the Corporation in cash. The transaction closed on November 9, 2022. The Corporation recorded a loss on remeasurement of the assets to fair value less cost of sale in the in the amount of $15.3 million in the six-months ended September 30, 2022.

On October 21, 2022, the Corporation announced that it had agreed to settle and resolve a putative shareholder class action lawsuit filed against Neptune and certain of its current and former officers and directors (refer to note 22(b)iii), captioned Gong v. Neptune Wellness Solutions, Inc. pending in the United States District Court for the Eastern District of New York, for a gross payment to the class of between $4 and $4.25 million, with the exact amount being within the Corporation’s control and dependent on the type of consideration used. The settlement is subject to court approval and certification by the court of the class. The Corporation recorded a litigation settlement expense of $4.0 million in the six-months ended September 30, 2022.

On August 26, 2022, Sprout entered into an additional $250,000 Secured Promissory Note, which is on the same terms as the Secured Promissory Note entered into with MSEC discussed above. Neptune issued 36,765 common shares for a value of $75,736 in connection with this Secured Promissory Note in connection with this commitment. On November 8, 2022, Sprout entered into an agreement to issue an additional $525,000 of Secured Promissory Notes, on the same terms as the Secured Promissory Note entered into with MSEC discussed above. In connection with this financing, Neptune will issue common shares to the holders of these Secured Promissory

Notes for a value of $105,000. On March 10, 2023, Sprout entered into an additional $300,000 Secured Promissory Note, on the same terms as the Secured Promissory Note entered into with MSEC discussed above. Neptune issued a warrant to purchase up to 111,111 common shares at an exercise price of $0.54. The warrant expires March 10, 2028.

On January 13, 2023, Neptune announced that it has closed on a senior secured notes financing (such notes, the “Notes”) for gross proceeds of $4,000,000 with CCUR Holdings, Inc. and Symbolic Logic, Inc. (collectively, the “Noteholders”). The Notes will mature 12 months from the initial closing and bear interest at a rate of 16.5% per annum. The notes are secured by the assets of Neptune excluding the assets of Sprout. Interest will be payable in kind on the first 6 monthly payment dates after the initial closing date and thereafter will be payable in cash. Pursuant to the terms of the Notes, the Company also issued to the Noteholders warrants to purchase an aggregate of 850,000 shares of Neptune common stock, with each warrant exercisable for 5 years following the initial issuance at a price of $0.53 per common share. Subject to certain conditions, a prepayment of up to $2,000,000 was required no later than March 31, 2023. On March 9, 2023, the Company entered into a Waiver and First Amendment to the Notes (the “Waiver Agreement”). The Waiver Agreement waives certain administrative, regulatory and financial statement related covenants as further described in the Waiver Agreement as required by the terms of the Notes. The lender has the right to demand immediate repayment in the event of default. Furthermore, in connection with the Waiver Agreement, the Notes were amended to provide that the Purchasers shall be paid an exit fee in the aggregate amount of $200,000, payable as follows: (i) on or prior to May 15, 2023, $100,000 and (ii) on the Maturity Date (as defined in the Note Purchase Agreement), $100,000 and the interest rate was increased to 24% for a period extending until the Company meets specified criteria in the Waiver Agreement. In addition, the mandatory prepayment of $2,000,000 previously due March 31, 2023 was extended to be due no later than May 15, 2023.

On January 25, 2023, Neptune announced that its organic baby food brand subsidiary, Sprout Organics, has entered into an accounts receivable factoring facility with Alterna Capital Solutions, LLC (“Alterna”). The maximum available is $5 million. The terms of the agreement include a Funds Usage Fee of prime plus 1% with a minimum interest rate of 8% per annum. Alterna was granted a security interest in Sprout’s accounts receivable. The agreement will remain in effect for a 12-month period, effective January 23, 2023, and will be automatically renewed. Neptune provided a commercial guaranty in connection with this agreement.

On April 17, 2023, the Company entered into an agreement with the representative of the minority stockholders of Sprout that provides that the purchase price for the Call Option to purchase the remaining 49.9% of outstanding equity interests of Sprout, if the option is exercised prior to June 15, 2023, would be $13.0 million, consisting of at least $10.5 million in cash with the remainder payable in Common Shares.

Effective April 18, 2023, Sprout and MSEC amended the MSEC promissory note, providing that the maturity date was extended to December 31, 2024, and that the note will bear interest at the rate of 15.0% per annum through and including December 31, 2023, payable in kind, and 10.0% per annum, payable in kind, and 5.0% per annum payable in cash, from and after January 1, 2024. The foregoing amendment did not amend the terms of the other notes payable by Sprout.